Dividend income - Details of dividends related to financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividend income recognized from assets held equity securities	₩ 19,197	₩ 17,936	₩ 23,846